Unaudited Pro Forma Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information [Line Items]
Pro forma revenue	$ 743,324	$ 650,250
Pro forma income from continuing operations	202,650	201,965
Pro forma net income from continuing operations	$ 121,853	$ 101,203